Other (Income) Expense	6 Months Ended
Jun. 30, 2022
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Other (Income) Expense

10.	Other (Income) Expense

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2022	2021	2022	2021

Interest income		$(441)	$(95)	$(523)	$(97)
Dividends received		(108)	-	(220)	-
Foreign exchange (gain) loss		(433)	221	(19)	637
Net (gain) loss arising on financial assets mandatorily measured at FVTPL ¹
(Gain) loss on fair value adjustment of share purchase warrants held		154	194	897	1,145
(Gain) loss on fair value adjustment of convertible notes receivable	15	-	(3,388)	1,380	(4,626)
Other		8	(352)	(2,165)	(360)

Total other (income) expense		$(820)	$(3,420)	$(650)	$(3,301)

1)	FVTPL refers to Fair Value Through Profit or Loss